Note Related party transactions (Proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC minority interest) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 24,373	$ 39,578	$ 42,873
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ (6,280)	$ 745	$ (1,979)